Share-based Payments (Details) - Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s - $ / shares	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2008
Milestone One [Member]
Share-based Payments (Details) - Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s [Line Items]
Milestone	1
Number of rights granted	2,000,000
Share price target	$ 1.2
Risk free interest rate used	0.04%
Volatility applied	125.00%
Value per Right (cents)		67.8
Milestone Two [Member]
Share-based Payments (Details) - Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s [Line Items]
Milestone	2
Number of rights granted	2,000,000
Share price target	$ 1.3
Risk free interest rate used	0.09%
Volatility applied	125.00%
Value per Right (cents)		78.7
Milestone Three [Member]
Share-based Payments (Details) - Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s [Line Items]
Milestone	3
Number of rights granted	2,000,000
Share price target	$ 1.4
Risk free interest rate used	0.10%
Volatility applied	125.00%
Value per Right (cents)		85.1
Milestone Four [Member]
Share-based Payments (Details) - Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s [Line Items]
Milestone	4
Number of rights granted	2,000,000
Share price target	$ 1.5
Risk free interest rate used	0.22%
Volatility applied	125.00%
Value per Right (cents)		90.5
Milestone Five [Member]
Share-based Payments (Details) - Schedule of Performance rights with vesting criteria based on length of service were valued using the Company’s [Line Items]
Milestone	5
Number of rights granted	2,000,000
Share price target	$ 1.7
Risk free interest rate used	0.35%
Volatility applied	125.00%
Value per Right (cents)		93.1